UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$737,533
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	807,456

		$1,544,989

Education — 10.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$818,812
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	945,377
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,124,720

		$2,888,909

Escrowed/Prerefunded — 10.1%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$25	$26,515
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	74,242
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), Prerefunded to 8/15/17, 5.25%, 8/15/28	400	410,888
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,064,780
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,091,635

		$2,668,060

General Obligations — 10.3%
Boston, 4.00%, 4/1/24	$200	$217,718
Danvers, 5.25%, 7/1/36	565	637,851
Plymouth, 5.00%, 5/1/26	250	279,307
Plymouth, 5.00%, 5/1/31	225	249,147
Plymouth, 5.00%, 5/1/32	205	227,001
Wayland, 5.00%, 2/1/33	340	376,193
Wayland, 5.00%, 2/1/36	510	563,239
Winchester, 5.00%, 4/15/36	160	177,722

		$2,728,178

Hospital — 24.0%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	$400	$470,484
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	120	135,113
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	609,735
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	819,667
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,089,140
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	815,556
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	535,940
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	802,200

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	$1,000	$1,054,930

		$6,332,765

Insured-Education — 15.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$878,710
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	762,413
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,383,460
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	934,057

		$3,958,640

Insured-Electric Utilities — 4.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,162,397

		$1,162,397

Insured-Escrowed/Prerefunded — 17.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,270,903
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	1,155	1,184,499
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,081,060

		$4,536,462

Insured-General Obligations — 9.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,446,459

		$2,446,459

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$239,846

		$239,846

Insured-Lease Revenue/Certificates of Participation — 4.7%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,243,270

		$1,243,270

Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$542,770

		$542,770

Insured-Special Tax Revenue — 12.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$605	$710,772
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	927,996
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	510,572
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	5	5,128
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	937,822
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	153,577

		$3,245,867

Insured-Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,210,848

		$1,210,848

Other Revenue — 3.3%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	$320	$346,691

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	$490	$530,871

		$877,562

Special Tax Revenue — 5.0%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,318,283

		$1,318,283

Transportation — 12.2%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,081,840
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	536,995
Massachusetts Port Authority, 5.00%, 7/1/28	250	276,995
Massachusetts Port Authority, 5.00%, 7/1/34	435	473,163
Massachusetts Port Authority, 5.00%, 7/1/45	750	846,232

		$3,215,225

Water and Sewer — 3.1%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$823,695

		$823,695

Total Tax-Exempt Investments — 155.1% (identified cost $37,208,867)		$40,984,225

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.4)%		$(625,043)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (49.0)%		$(12,950,000)

Other Assets, Less Liabilities — (3.7)%		$(975,834)

Net Assets Applicable to Common Shares — 100.0%		$26,433,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 45.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 15.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $434,058.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Mar-17	$(1,368,894)	$(1,355,906)	$12,988

						$12,988

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $12,988.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,813,956

Gross unrealized appreciation	$3,832,314
Gross unrealized depreciation	(32,045)

Net unrealized appreciation	$3,800,269

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$40,984,225	$—	$40,984,225
Total Investments	$—	$40,984,225	$—	$40,984,225
Futures Contracts	$12,988	$—	$—	$12,988
Total	$12,988	$40,984,225	$—	$40,997,213

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017